Common Stock (Details) - USD ($)						1 Months Ended		3 Months Ended			9 Months Ended	12 Months Ended
	May 08, 2017	Apr. 19, 2017	Dec. 12, 2016	Nov. 21, 2016	Jul. 01, 2015	Jun. 30, 2017	Sep. 30, 2015	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 09, 2016
Common Stock (Textual)
Common shares issued for services, shares										120
Fair value of shares issued for services										$ 14,092
Issuance of common stock under Lightminer acquisition remain in escrow, shares										630
Issuance of common stock value for LightMiner acquisition												$ 2,896,000
Issuance of common stock under Lightminer acquisition remain in escrow										$ 567,000
Conversion rate														$ 675.00
Series 2 Convertible Preferred Stock [Member]
Common Stock (Textual)
Number of common shares issued for preferred shares											70,159
Converted of shares into common shares											2,210
Exchange Agreement [Member]
Common Stock (Textual)
Amount of interest payable on debenture		$ 343,267
Due date of interest payment		May 09, 2017
Value of interest payment paid by company stock		$ 315,700
Number of shares issued in settlement of interest payable		3,667
Conversion rate		$ 86.10
Common stock issuance date		Apr. 20, 2017
Exchange Agreement [Member] | Series 2 Convertible Preferred Stock [Member]
Common Stock (Textual)
Cancellation of shares											1,850
Shares, Issued								186,869			186,869
Hillair Capital Investments L.P. [Member]
Common Stock (Textual)
Common shares issued for services, shares								3,258	1,733
Common stock issued for services								$ 87,000	$ 144,790
Common stock price per share						$ 31.05			$ 31.05
Conversion rate														$ 675.00
Common stock issued, value						$ 1,900,000
Common shares issued						61,649
Preferred shares converted to common shares	2,250
Hillair Capital Investments L.P. [Member] | Convertible Series 1 Preferred Stock [Member]
Common Stock (Textual)
Number of common shares the convertible shares were converted into shares	3,333
Hillair Capital Investments L.P. [Member] | Exchange Agreement [Member]
Common Stock (Textual)
Original issue discount percentage rate		8.00%
Principal amount of debt		$ 5,700,000
Restricted Common Stock [Member]
Common Stock (Textual)
Issuance of common stock, shares				1,178
Value of common shares issued for acquisition				$ 101,000
Integrio Technologies, LLC [Member]
Common Stock (Textual)
Value of common shares issued for acquisition										$ 7,050
Issuance of common stock share for acquisition										59
Common Stock [Member]
Common Stock (Textual)
Common shares issued for options exercised, shares					3								3
Common shares issued for services, shares												433	781
Fair value of shares issued for services												$ 371,000	$ 455,000
Issuance of common stock, shares			11,111				11,667
Issuance of common stock under Lightminer acquisition remain in escrow, shares												630
Common stock price per share			$ 180				$ 450
Net proceeds from sale of stock			$ 1,800,000				$ 4,700,000
Issuance of common stock for LightMiner acquisition												3,430
Issuance of common stock value for LightMiner acquisition												$ 2,895,000
Fair value of accrued												567,000
Issuance of common stock under Lightminer acquisition remain in escrow												$ 567,000
Warrant [Member]
Common Stock (Textual)
Exercise price of warrants								$ 9.00			$ 9.00
Number of common shares issued for warrants								109,869
Number of warrants exercise of common shares								3,296,060